Pensions and other post retirement benefits (Tables)	12 Months Ended
Mar. 31, 2020
Employee Benefits [Abstract]
Schedule of results of most recent actuarial valuations
The results of the most recent actuarial valuations are shown below. See page 167 for the assumptions used for IAS 19 (revised) purposes. The actuarial valuations for NGUKPS as at 31 March 2019 have recently been completed, while we expect the valuation for NGEG of ESPS to be finalised by 30 June 2020.

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Latest full actuarial valuation	31 March 2019	31 March 2019	31 March 2016
Actuary	Willis Towers Watson	Willis Towers Watson	Aon Hewitt
Market value of plan assets at latest valuation	£6,551 million	£5,765 million	£2,553 million
Actuarial value of benefits due to members	£6,502 million	£5,831 million	£3,053 million
Market value as percentage of benefits	101%	99%	84%
Funding surplus/(deficit)	£49 million	(£66 million)	(£500 million)
Funding surplus/(deficit) net of tax	£41 million	(£55 million)	(£415 million)

Schedule of security agreements

	Section A of NGUKPS	Section B of NGUKPS	NGEG of ESPS
Value of security arrangements at 31 March 2020[1]	£315 million	£180 million	£239 million
Principal supporting employers	National Grid plc and National Grid UK Limited	National Grid Gas plc (NGG)	National Grid Electricity Transmission plc (NGET)
Additional amounts payable[2] at 31 March 2020	£72 million	A maximum of £280 million	A maximum of £500 million

1.	Following the completion of the March 2019 valuations for Sections A and B of NGUKPS, these amounts have changed to £186 million for Section A and to £nil for Section B.

2.	These amounts are payable if certain trigger events occur which have been individually agreed between the plans and their relevant supporting employers.

Disclosure of actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions
	2020	2019	2018
	%	%	%
Discount rate – past service	2.35	2.40	2.60
Discount rate – future service	2.35	2.45	2.65
Salary increases	2.90	3.50	3.40
Rate of increase in RPI – past service	2.65	3.25	3.15
Rate of increase in RPI – future service	2.45	3.20	3.10

	US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018
	%	%	%	%	%	%
Discount rate	3.30	3.95	4.00	3.30	3.95	4.00
Salary increases	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.00	7.25	7.50
Ultimate healthcare cost trend rate	n/a	n/a	n/a	4.50	4.50	4.50

	2020		2019		2018
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.1	20.9	22.0	22.1	22.3	22.0
Females	23.8	23.4	23.6	24.2	23.9	24.2
In 20 years:
Males	23.3	22.5	23.3	23.7	23.7	23.6
Females	25.3	25.1	25.2	25.9	25.5	25.8

Amounts recognised in the statement of financial position
Amounts recognised in the consolidated statement of financial position

	2020	2019	2018
	£m	£m	£m
Present value of funded obligations	(24,281)	(24,609)	(23,747)
Fair value of plan assets	23,748	24,793	23,858
	(533)	184	111
Present value of unfunded obligations	(345)	(330)	(307)
Other post-employment liabilities	(75)	(72)	(67)
Net defined benefit liability	(953)	(218)	(263)
Represented by:
Liabilities	(2,802)	(1,785)	(1,672)
Assets	1,849	1,567	1,409
	(953)	(218)	(263)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(12,775)	(14,200)	(14,152)	(7,809)	(6,901)	(6,349)	(3,697)	(3,508)	(3,246)
Fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
	1,589	1,307	1,178	(837)	(255)	(319)	(1,285)	(868)	(748)
Present value of unfunded obligations	(69)	(76)	(74)	(276)	(254)	(233)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(75)	(72)	(67)
Net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)
Represented by:
Liabilities	(69)	(76)	(74)	(1,373)	(769)	(783)	(1,360)	(940)	(815)
Assets	1,589	1,307	1,178	260	260	231	—	—	—
	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)

Amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income

	2020	2019	2018
	£m	£m	£m
Included within operating costs
Administration costs	16	14	16
Included within payroll costs
Defined benefit plan costs:
Current service cost	178	193	193
Past service cost – augmentations	—	5	1
Past service credit – redundancies	—	(7)	(1)
Special termination benefit cost – redundancies	2	55	9
Past service cost – plan amendments¹	—	34	—
	180	280	202
Included within finance income and costs
Net interest cost	23	22	65
Total included in income statement	219	316	283
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations²	(724)	68	1,313
Exchange adjustments	(97)	(101)	175
Total included in the statement of other comprehensive income	(821)	(33)	1,488

1.
For the year ended 31 March 2019, the estimated cost of equalising for the impact of GMP under the most cost-effective permissible methodology (Section A of NGUKPS – £17 million; Section B of NGUKPS – £12 million; NGEG of ESPS – £5 million).

2.	For the year ended 31 March 2020, this includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	9	6	6	6	7	9	1	1	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	33	41	49	100	104	98	45	48	46
Past service cost – augmentations	—	5	1	—	—	—	—	—	—
Past service credit – redundancies	—	(7)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	2	55	9	—	—	—	—	—	—
Past service cost – plan amendments	—	34	—	—	—	—	—	—	—
	35	128	58	100	104	98	45	48	46
Included within finance income and costs
Net interest (income)/cost	(31)	(31)	3	21	21	27	33	32	35
Total included in income statement	13	103	67	127	132	134	79	81	82
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations¹	143	57	1,177	(588)	(14)	27	(279)	25	109
Exchange adjustments	—	—	—	(42)	(42)	75	(55)	(59)	100
Total included in the statement of other comprehensive income	143	57	1,177	(630)	(56)	102	(334)	(34)	209

1.	For the year ended 31 March 2020, UK pensions is stated after an actuarial loss from the purchase of buy-in policies of £0.7 billion.

Disclosure of reconciliation of the net defined benefit liability
Reconciliation of the net defined benefit liability

	2020	2019	2018
	£m	£m	£m
Opening net defined benefit liability	(218)	(263)	(1,933)
Cost recognised in the income statement	(219)	(316)	(283)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(821)	(33)	1,488
Employer contributions	327	419	475
Other movements	(22)	(25)	(10)
Closing net defined benefit liability	(953)	(218)	(263)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,231	1,104	(156)	(509)	(552)	(728)	(940)	(815)	(1,049)
Cost recognised in the income statement	(13)	(103)	(67)	(127)	(132)	(134)	(79)	(81)	(82)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	143	57	1,177	(630)	(56)	102	(334)	(34)	209
Employer contributions	156	174	150	153	231	208	18	14	117
Other movements	3	(1)	—	—	—	—	(25)	(24)	(10)
Closing net defined benefit asset/(liability)	1,520	1,231	1,104	(1,113)	(509)	(552)	(1,360)	(940)	(815)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2020	2019	2018
	£m	£m	£m
Opening defined benefit obligations	(24,939)	(24,054)	(26,230)
Current service cost	(178)	(193)	(193)
Interest cost	(751)	(771)	(775)
Actuarial gains/(losses) – experience	148	(69)	(100)
Actuarial gains – demographic assumptions	452	266	671
Actuarial (losses)/gains – financial assumptions	(84)	(619)	174
Past service credit – redundancies	—	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	—	(5)	(1)
Past service cost – plan amendments	—	(34)	—
Medicare subsidy received	(22)	(19)	(21)
Employee contributions	(1)	(1)	(1)
Benefits paid	1,282	1,376	1,285
Exchange adjustments	(531)	(768)	1,145
Closing defined benefit obligations	(24,626)	(24,939)	(24,054)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(14,276)	(14,226)	(15,645)	(7,155)	(6,582)	(7,050)	(3,508)	(3,246)	(3,535)
Current service cost	(33)	(41)	(49)	(100)	(104)	(98)	(45)	(48)	(46)
Interest cost	(335)	(358)	(366)	(280)	(277)	(273)	(136)	(136)	(136)
Actuarial gains/(losses) – experience	113	(56)	(95)	(45)	(52)	(38)	80	39	33
Actuarial gains – demographic assumptions	140	224	565	78	—	30	234	42	76
Actuarial gains/(losses) – financial assumptions	798	(568)	604	(595)	(24)	(279)	(287)	(27)	(151)
Past service credit – redundancies	—	7	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(2)	(55)	(9)	—	—	—	—	—	—
Past service cost – augmentations	—	(5)	(1)	—	—	—	—	—	—
Past service cost – plan amendments	—	(34)	—	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(22)	(19)	(21)
Employee contributions	(1)	(1)	(1)	—	—	—	—	—	—
Benefits paid	752	837	770	374	398	362	156	141	153
Exchange adjustments	—	—	—	(362)	(514)	764	(169)	(254)	381
Closing defined benefit obligations	(12,844)	(14,276)	(14,226)	(8,085)	(7,155)	(6,582)	(3,697)	(3,508)	(3,246)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets

	2020	2019	2018
	£m	£m	£m
Opening fair value of plan assets	24,793	23,858	24,375
Interest income	728	749	710
Return on plan assets (less than)/in excess of interest¹	(1,240)	490	568
Administration costs	(16)	(14)	(16)
Employer contributions	327	419	475
Employee contributions	1	1	1
Benefits paid	(1,279)	(1,377)	(1,285)
Exchange adjustments	434	667	(970)
Closing fair value of plan assets	23,748	24,793	23,858
Actual return on plan assets	(512)	1,239	1,278
Expected contributions to plans in the following year	269	307	363

1.	For the year ended 31 March 2020, this includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,507	15,330	15,489	6,646	6,030	6,322	2,640	2,498	2,564
Interest income	366	389	363	259	256	246	103	104	101
Return on plan assets (less than)/ in excess of interest¹	(908)	457	103	(26)	62	314	(306)	(29)	151
Administration costs	(9)	(6)	(6)	(6)	(7)	(9)	(1)	(1)	(1)
Employer contributions	156	174	150	153	231	208	18	14	117
Employee contributions	1	1	1	—	—	—	—	—	—
Benefits paid	(749)	(838)	(770)	(374)	(398)	(362)	(156)	(141)	(153)
Exchange adjustments	—	—	—	320	472	(689)	114	195	(281)
Closing fair value of plan assets	14,364	15,507	15,330	6,972	6,646	6,030	2,412	2,640	2,498
Actual return on plan assets	(542)	846	466	233	318	560	(203)	75	252
Expected contributions to plans in the following year	137	148	140	125	150	221	7	9	2

1.	For the year ended 31 March 2020, UK pensions includes an actuarial loss from the purchase of buy-in policies of £0.7 billion.

Disclosure of asset allocations
Asset allocations
Within the asset allocations below, there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2020					2019			2018
	Quoted		Unquoted		Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m		£m		£m	£m	£m	£m	£m	£m	£m
Equities	732		732		1,464	1,181	784	1,965	1,420	813	2,233
Corporate bonds	3,837		—		3,837	3,625	—	3,625	3,949	—	3,949
Government securities	2,051		—		2,051	6,114	—	6,114	5,629	—	5,629
Property	103		585		688	108	749	857	129	834	963
Diversified alternatives	—		893		893	—	771	771	99	690	789
Liability-matching assets	1,704	¹	3,278	²	4,982	1,751	—	1,751	1,174	—	1,174
Longevity swap	—		(51)		(51)	—	(35)	(35)	—	—	—
Cash and cash equivalents	29		222		251	40	259	299	211	215	426
Other (including net current assets and liabilities)	—		249		249	—	160	160	—	167	167
	8,456		5,908		14,364	12,819	2,688	15,507	12,611	2,719	15,330

1.	Consists of pooled funds which invests mainly in fixed interest securities.

2.	Comprises the buy-in policies held by NGUKPS.
US pensions

	2020			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	467	2,043	2,510	533	2,178	2,711	577	1,954	2,531
Corporate bonds	1,640	518	2,158	1,329	425	1,754	1,085	413	1,498
Government securities	535	732	1,267	422	640	1,062	414	565	979
Property	—	307	307	—	316	316	—	279	279
Diversified alternatives	162	464	626	183	487	670	198	421	619
Infrastructure	—	121	121	—	99	99	—	77	77
Cash and cash equivalents	24	—	24	21	—	21	14	—	14
Other (including net current assets and liabilities)	(44)	3	(41)	(8)	21	13	6	27	33
	2,784	4,188	6,972	2,480	4,166	6,646	2,294	3,736	6,030
US other post-retirement benefits

	2020			2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	353	1,037	1,390	404	1,184	1,588	412	1,110	1,522
Corporate bonds	15	—	15	19	—	19	24	—	24
Government securities	551	1	552	540	3	543	508	2	510
Diversified alternatives	162	161	323	175	166	341	161	144	305
Other¹	—	132	132	—	149	149	—	137	137
	1,081	1,331	2,412	1,138	1,502	2,640	1,105	1,393	2,498

1.	Other primarily comprises insurance contracts.
Asset allocation strategy
Each plan’s investment strategy is formulated in order to target specific asset allocations and returns, and to manage risk. The asset allocation of the plans is as follows:

	2020			2019
	UK pensions	US pensions	US other post-retirement benefits	UK pensions	US pensions	US other post-retirement benefits
	%	%	%	%	%	%
Equities	10.2	36.0	57.6	12.7	40.8	60.2
Corporate bonds	26.7	31.0	0.6	23.4	26.4	0.7
Government securities	14.3	18.2	22.9	39.4	16.0	20.6
Property	4.8	4.4	—	5.5	4.7	—
Diversified alternatives	6.2	9.0	13.4	5.0	10.1	12.9
Liability matching assets	34.3	—	—	11.1	—	—
Infrastructure	—	1.7	—	—	1.5	—
Cash and cash equivalents	1.8	0.3	—	1.9	0.3	—
Other	1.7	(0.6)	5.5	1.0	0.2	5.6
	100.0	100.0	100.0	100.0	100.0	100.0